Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands											1 Months Ended							12 Months Ended
	Jul. 04, 2022	Jun. 03, 2022	May 09, 2022	Jan. 12, 2022	Dec. 13, 2021	Dec. 08, 2021	Sep. 13, 2020	Aug. 05, 2020	Aug. 01, 2020	Jun. 04, 2020	Dec. 23, 2022	Jul. 18, 2022	Mar. 23, 2022	Apr. 28, 2021	Jan. 27, 2021	Oct. 28, 2020	Aug. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Mar. 07, 2021
Shareholders’ Equity (Details) [Line Items]
Gross amount (in Dollars)					$ 16,994			$ 6,067
Ordinary shares issued					3,892,152
Gross proceeds (in Dollars)					$ 15,966
Total investments (in Dollars)															$ 9,000
Discount on the average percentage															20.00%
Total Investment percentage															60.00%
Number of shares issue																				6,891,418
Second tranche (in Dollars)			$ 6,000															$ 6,000
Company shares to issued investors																		4,594,279
Pre-funded warrants issued		1,034,000				1,034,000
Exercise price (in Dollars per share)						$ 0.001
Restricted ordinary shares												21,000
Gross amount (in Dollars)											$ 14,500
Ordinary shares											8,787,880
Per share (in Dollars per share)											$ 1.65
Received proceeds (in Dollars)											$ 13,569
Authorized share capital							2,500,000,000
Reverse stock split																			Accordingly, all option numbers, share numbers, share prices, exercise prices and losses per share were adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 8-for-1 reverse stock split.
Outstanding and exercisable options																		583,281
Aggregate intrinsic value (in Dollars)																		$ 316
Fair value granted options per share (in Dollars per share)																		$ 1.82
Options to purchase	55,222			1,720,660						142,594			30,434	8,929		57,500	170,258
Aggregate of ordinary shares	55,222			1,720,660						142,594			30,434	8,929		57,500	170,258
Exercise price per share (in Dollars per share)	$ 1.78			$ 3.61						$ 1.68			$ 2.73	$ 5.76		$ 1.6	$ 1.52
Shares of options				333,992									13,720	4,319		32,500	27,333
Exercisable date of grant	10 years			10 years					10 years				10 years	10 years		10 years
Unrecognized share-based compensation cost (in Dollars)																		$ 1,783
Vesting period																		3 years 2 months 12 days
Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Investors shares															11,485,697
Shares price (in Dollars per share)					$ 3.449										$ 1,304
Number of shares issue					1,034,000
Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Shares price (in Dollars per share)					$ 0.001
IPO [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares issued								5,175,000
Ordinary shares price per share (in Dollars per share)								$ 1,168
Gross proceeds (in Dollars)								$ 5,847
Over-Allotment Option [Member]
Shareholders’ Equity (Details) [Line Items]
Shares price (in Dollars per share)					$ 3.45
Number of shares issue					578,325
Capital Support Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Total investments (in Dollars)															$ 15,000
Business Combination [Member] | CEO [Member]
Shareholders’ Equity (Details) [Line Items]
Options exercise description																			the Company granted 100,000 options to purchase an aggregate of 100,000 ordinary shares to a member of the Company’s Board of directors, at an exercise price of $1.60 per share. The options will vest as follows: a.25,000 options - a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from December 13, 2020. b.75,000 options- based on target achievement: i.37,500 options will vest and become exercisable, on the date of receipt by the company of two regulatory approvals in China from the NMPA (National Medical Products Administration) for the marketing and sale of ProSense product and for the sale of probes of the company, and no later than December 31, 2022. On December 31, 2022, the 37,500 options were forfeited since the two regulatory approvals were not received. ii.37,500 options will vest and become exercisable, with the sale of Consoles and Probes as determined in the options agreement in one calendar year in China, and no later than the end of 2024. The options are exercisable for 10 years from the date of grant.
Board of Directors Chairman [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of options				443,674												25,000
CEO [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of options														4,610
Epoch Partner Investments Limited [Member]
Shareholders’ Equity (Details) [Line Items]
Total working capital (in Dollars)															7,500
Alpha Capital Anstalt [Member]
Shareholders’ Equity (Details) [Line Items]
Total working capital (in Dollars)															4,000
Clover Wolf Capital Limited [Member]
Shareholders’ Equity (Details) [Line Items]
Total working capital (in Dollars)															3,100
Clover Alpha L.P [Member]
Shareholders’ Equity (Details) [Line Items]
Total working capital (in Dollars)															$ 400
Five Officers [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of options				942,994													142,925
Four Officers [Member]
Shareholders’ Equity (Details) [Line Items]
Shares of options													16,714